Employee benefits (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Employee Benefits Provisions

	31 December	31 December
	2020	2019
Retirement pay liability provision	301,459	222,164
Unused vacation provision	80,464	72,167
	381,923	294,331

Summary of Movement in Provision for Employee Termination Benefits

Movements in provision for employee termination benefits are as follows:

	2020	2019
1 January	222,164	160,613
Service cost	38,304	35,831
Remeasurements	37,230	36,385
Interest expense	25,535	25,566
Benefit payments	(21,774)	(36,231)
31 December	301,459	222,164

Summary of Sensitivity of Provision for Employee Termination Benefits to Changes in the Significant Actuarial Assumptions

The sensitivity of provision for employee termination benefits to changes in the significant actuarial assumptions is:

31 December 2020	Interest Rate		Inflation Rate
Sensitivity Level	1% increase	1% decrease	1% increase	1% decrease
Change in assumption	(14.1)%	17.3%	17.6%	(14.6)%
Impact on provision for employee termination benefits	(42,566)	52,122	53,117	(43,953)

31 December 2019	Interest Rate		Inflation Rate
Sensitivity Level	1% increase	1% decrease	1% increase	1% decrease
Change in assumption	(14.2)%	17.4%	17.9%	(14.7)%
Impact on provision for employee termination benefits	(31,547)	38,657	39,767	(32,658)